Supplemental Financial Information - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation, amortization and accretion
Depreciation	$ 5,384	$ 4,364	$ 3,665
Amortization of Regulatory Asset	594	588	528
Amortization of Intangible Assets	(83)	(98)	(102)
Amortization of Nuclear Fuel Lease	992	983	1,016
Accretion expense	514	500	491
Total depreciation, amortization and accretion	7,573	6,527	5,780
Cash paid (refunded) during the year:
Interest (net of amount capitalized)	1,505	1,521	1,470
Income taxes (net of refunds)	281	10	265
Other non-cash operating activities:
Pension and non-pension postretirement benefit costs	411	411	438
Provision for uncollectible accounts	160	150	120
Other decommissioning related-activity	(946)	(659)	(506)
Energy-related options	125	104	22
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(171)	(6)	155
Restructuring Costs	(57)	105
Long-term incentive plan	137	56	10
Operating Leases, Income Statement, Depreciation Expense on Property Subject to or Held-for-lease	183	222	244
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(136)	(104)	(85)
Inventory Write-down		131
Asset impairments	552	591	201
Change in environmental liabilities			23
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	672	432	587	$ 1,349
Restricted cash	321	349	358	247
Restricted cash included in other long-term assets	44	53	177	185
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Disposal Group, Including Discontinued Operations	582	332
Total cash, cash equivalents and restricted cash	1,619	1,166	1,122	1,781
Other Non-Cash [Member]
Other non-cash operating activities:
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(171)	(6)	124
Asset impairments		0
Return on borrowed funds
Other non-cash operating activities:
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(136)	(104)	(85)
Commonwealth Edison Co [Member]
Depreciation, amortization and accretion
Depreciation	970	922	886
Amortization of Regulatory Asset	235	211	147
Amortization of Nuclear Fuel Lease	0	0	0
Accretion expense	0	0	0
Total depreciation, amortization and accretion	1,205	1,133	1,033
Cash paid (refunded) during the year:
Interest (net of amount capitalized)	372	371	343
Income taxes (net of refunds)	(72)	(61)	(42)
Other non-cash operating activities:
Pension and non-pension postretirement benefit costs	129	114	96
Provision for uncollectible accounts	47	32	33
Other decommissioning related-activity	0	0	0
Energy-related options	0	0	0
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(42)	47	133
Restructuring Costs	2	1
Long-term incentive plan	0	0	0
Operating Leases, Income Statement, Depreciation Expense on Property Subject to or Held-for-lease	1	2	3
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(34)	(29)	(17)
Inventory Write-down		2
Change in environmental liabilities			0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	131	83	90	135
Restricted cash	210	279	150	29
Restricted cash included in other long-term assets	43	43	163	166
Total cash, cash equivalents and restricted cash	384	405	403	330
Commonwealth Edison Co [Member] | Other Non-Cash [Member]
Other non-cash operating activities:
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(42)	47	128
Asset impairments		15
Commonwealth Edison Co [Member] | Return on borrowed funds
Other non-cash operating activities:
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(34)	(29)	(17)
PECO Energy Co [Member]
Depreciation, amortization and accretion
Depreciation	336	319	303
Amortization of Regulatory Asset	12	28	30
Amortization of Nuclear Fuel Lease	0	0	0
Accretion expense	0	0	0
Total depreciation, amortization and accretion	348	347	333
Cash paid (refunded) during the year:
Interest (net of amount capitalized)	152	144	129
Income taxes (net of refunds)	(4)	(37)	82
Other non-cash operating activities:
Pension and non-pension postretirement benefit costs	8	5	12
Provision for uncollectible accounts	39	42	31
Other decommissioning related-activity	0	0	0
Energy-related options	0	0	0
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(26)	(16)	21
Restructuring Costs	0	1
Long-term incentive plan	0	0	0
Operating Leases, Income Statement, Depreciation Expense on Property Subject to or Held-for-lease	0	1	0
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(26)	(17)	(13)
Inventory Write-down		1
Change in environmental liabilities			0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	36	19	21	130
Restricted cash	8	7	6	5
Restricted cash included in other long-term assets	0	0	0	0
Total cash, cash equivalents and restricted cash	44	26	27	135
PECO Energy Co [Member] | Other Non-Cash [Member]
Other non-cash operating activities:
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(26)	(16)	0
Asset impairments		0
PECO Energy Co [Member] | Return on borrowed funds
Other non-cash operating activities:
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(26)	(17)	(13)
Baltimore Gas and Electric Company [Member]
Depreciation, amortization and accretion
Depreciation	439	397	359
Amortization of Regulatory Asset	152	153	143
Amortization of Nuclear Fuel Lease	0	0	0
Accretion expense	0	0	0
Total depreciation, amortization and accretion	591	550	502
Cash paid (refunded) during the year:
Interest (net of amount capitalized)	134	125	106
Income taxes (net of refunds)	(38)	(57)	17
Other non-cash operating activities:
Pension and non-pension postretirement benefit costs	61	62	61
Provision for uncollectible accounts	17	15	8
Other decommissioning related-activity	0	0	0
Energy-related options	0	0	0
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(12)	(16)	(12)
Restructuring Costs	0	0
Long-term incentive plan	0	0	0
Operating Leases, Income Statement, Depreciation Expense on Property Subject to or Held-for-lease	29	31	30
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(27)	(22)	(21)
Inventory Write-down		0
Change in environmental liabilities			0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	51	144	24	7
Restricted cash	4	1	1	6
Restricted cash included in other long-term assets	0	0	0	0
Total cash, cash equivalents and restricted cash	55	145	25	13
Baltimore Gas and Electric Company [Member] | Other Non-Cash [Member]
Other non-cash operating activities:
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(12)	(16)	0
Asset impairments		0
Baltimore Gas and Electric Company [Member] | Return on borrowed funds
Other non-cash operating activities:
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(27)	(22)	(21)
Pepco Holdings LLC [Member]
Depreciation, amortization and accretion
Depreciation	627	586	547
Amortization of Regulatory Asset	194	196	207
Amortization of Intangible Assets	(92)	(115)	(119)
Amortization of Nuclear Fuel Lease	0	0	0
Accretion expense	0	0	0
Total depreciation, amortization and accretion	821	782	754
Cash paid (refunded) during the year:
Interest (net of amount capitalized)	255	257	255
Income taxes (net of refunds)	0	46	29
Other non-cash operating activities:
Pension and non-pension postretirement benefit costs	49	70	95
Provision for uncollectible accounts	24	43	17
Other decommissioning related-activity	0	0	0
Energy-related options	0	0	0
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(91)	(21)	14
Restructuring Costs	1	0
Long-term incentive plan	0	0	0
Operating Leases, Income Statement, Depreciation Expense on Property Subject to or Held-for-lease	28	28	33
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(49)	(36)	(34)
Inventory Write-down		0
Change in environmental liabilities			23
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	136	111	131	124
Restricted cash	77	39	36	43
Restricted cash included in other long-term assets	0	10	14	19
Total cash, cash equivalents and restricted cash	213	160	181	186
Pepco Holdings LLC [Member] | Other Non-Cash [Member]
Other non-cash operating activities:
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(91)	(21)	(4)
Asset impairments		13
Pepco Holdings LLC [Member] | Return on borrowed funds
Other non-cash operating activities:
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(49)	(36)	(34)
Potomac Electric Power Company [Member]
Depreciation, amortization and accretion
Depreciation	274	257	239
Amortization of Regulatory Asset	129	120	135
Amortization of Nuclear Fuel Lease	0	0	0
Accretion expense	0	0	0
Total depreciation, amortization and accretion	403	377	374
Cash paid (refunded) during the year:
Interest (net of amount capitalized)	132	129	130
Income taxes (net of refunds)	12	40	7
Other non-cash operating activities:
Pension and non-pension postretirement benefit costs	6	15	25
Provision for uncollectible accounts	9	24	7
Other decommissioning related-activity	0	0	0
Energy-related options	0	0	0
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(53)	(40)	3
Restructuring Costs	0	0
Long-term incentive plan	0	0	0
Operating Leases, Income Statement, Depreciation Expense on Property Subject to or Held-for-lease	6	7	8
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(40)	(28)	(25)
Inventory Write-down		0
Change in environmental liabilities			23
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	34	30	30	16
Restricted cash	34	35	33	37
Restricted cash included in other long-term assets	0	0	0	0
Total cash, cash equivalents and restricted cash	68	65	63	53
Potomac Electric Power Company [Member] | Other Non-Cash [Member]
Other non-cash operating activities:
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(53)	(40)	(4)
Asset impairments		0
Potomac Electric Power Company [Member] | Return on borrowed funds
Other non-cash operating activities:
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(40)	(28)	(25)
Delmarva Power & Light Company [Member]
Depreciation, amortization and accretion
Depreciation	169	155	146
Amortization of Regulatory Asset	41	36	38
Amortization of Nuclear Fuel Lease	0	0	0
Accretion expense	0	0	0
Total depreciation, amortization and accretion	210	191	184
Cash paid (refunded) during the year:
Interest (net of amount capitalized)	59	61	59
Income taxes (net of refunds)	(9)	12	19
Other non-cash operating activities:
Pension and non-pension postretirement benefit costs	2	7	15
Provision for uncollectible accounts	5	16	4
Other decommissioning related-activity	0	0	0
Energy-related options	0	0	0
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(14)	7	11
Restructuring Costs	0	0
Long-term incentive plan	0	0	0
Operating Leases, Income Statement, Depreciation Expense on Property Subject to or Held-for-lease	8	8	8
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(6)	(4)	(4)
Inventory Write-down		0
Change in environmental liabilities			0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	28	15	13	23
Restricted cash	43	0	0	1
Restricted cash included in other long-term assets	0	0	0	0
Total cash, cash equivalents and restricted cash	71	15	13	24
Delmarva Power & Light Company [Member] | Other Non-Cash [Member]
Other non-cash operating activities:
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(14)	7	0
Asset impairments		7
Delmarva Power & Light Company [Member] | Return on borrowed funds
Other non-cash operating activities:
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(6)	(4)	(4)
Atlantic City Electric Company [Member]
Depreciation, amortization and accretion
Depreciation	155	140	123
Amortization of Regulatory Asset	24	40	34
Amortization of Nuclear Fuel Lease	0	0	0
Accretion expense	0	0	0
Total depreciation, amortization and accretion	179	180	157
Cash paid (refunded) during the year:
Interest (net of amount capitalized)	56	57	55
Income taxes (net of refunds)	2	(3)	(5)
Other non-cash operating activities:
Pension and non-pension postretirement benefit costs	11	14	16
Provision for uncollectible accounts	10	2	5
Other decommissioning related-activity	0	0	0
Energy-related options	0	0	0
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(24)	12	0
Restructuring Costs	0	0
Long-term incentive plan	0	0	0
Operating Leases, Income Statement, Depreciation Expense on Property Subject to or Held-for-lease	4	3	4
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(3)	(4)	(5)
Inventory Write-down		0
Change in environmental liabilities			0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	29	17	12	7
Restricted cash	0	3	2	4
Restricted cash included in other long-term assets	0	10	14	19
Total cash, cash equivalents and restricted cash	29	30	28	$ 30
Atlantic City Electric Company [Member] | Other Non-Cash [Member]
Other non-cash operating activities:
True-up Adjustments to Decoupling Mechanisms and Formula Rate	(24)	12	0
Asset impairments		6
Atlantic City Electric Company [Member] | Return on borrowed funds
Other non-cash operating activities:
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	(3)	(4)	(5)
Other Intangible Assets [Member]
Depreciation, amortization and accretion
Amortization of Intangible Assets	58	62	59
Other Intangible Assets [Member] | Commonwealth Edison Co [Member]
Depreciation, amortization and accretion
Amortization of Intangible Assets	0	0	0
Other Intangible Assets [Member] | PECO Energy Co [Member]
Depreciation, amortization and accretion
Amortization of Intangible Assets	0	0	0
Other Intangible Assets [Member] | Baltimore Gas and Electric Company [Member]
Depreciation, amortization and accretion
Amortization of Intangible Assets	0	0	0
Other Intangible Assets [Member] | Pepco Holdings LLC [Member]
Depreciation, amortization and accretion
Amortization of Intangible Assets	0	0	0
Other Intangible Assets [Member] | Potomac Electric Power Company [Member]
Depreciation, amortization and accretion
Amortization of Intangible Assets	0	0	0
Other Intangible Assets [Member] | Delmarva Power & Light Company [Member]
Depreciation, amortization and accretion
Amortization of Intangible Assets	0	0	0
Other Intangible Assets [Member] | Atlantic City Electric Company [Member]
Depreciation, amortization and accretion
Amortization of Intangible Assets	0	0	0
Unamortized Energy Contracts [Member]
Depreciation, amortization and accretion
Amortization of Power Contracts Emission Credits	31	30	21
Unamortized Energy Contracts [Member] | Commonwealth Edison Co [Member]
Depreciation, amortization and accretion
Amortization of Power Contracts Emission Credits	0	0	0
Unamortized Energy Contracts [Member] | PECO Energy Co [Member]
Depreciation, amortization and accretion
Amortization of Power Contracts Emission Credits	0	0	0
Unamortized Energy Contracts [Member] | Baltimore Gas and Electric Company [Member]
Depreciation, amortization and accretion
Amortization of Power Contracts Emission Credits	0	0	0
Unamortized Energy Contracts [Member] | Pepco Holdings LLC [Member]
Depreciation, amortization and accretion
Amortization of Power Contracts Emission Credits	0	0	0
Unamortized Energy Contracts [Member] | Potomac Electric Power Company [Member]
Depreciation, amortization and accretion
Amortization of Power Contracts Emission Credits	0	0	0
Unamortized Energy Contracts [Member] | Delmarva Power & Light Company [Member]
Depreciation, amortization and accretion
Amortization of Power Contracts Emission Credits	0	0	0
Unamortized Energy Contracts [Member] | Atlantic City Electric Company [Member]
Depreciation, amortization and accretion
Amortization of Power Contracts Emission Credits	$ 0	$ 0	$ 0